SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands			Weighted average exercise price
	2011	2012	2013	2011	2012	2013
Outstanding at beginning of year	14,192	13,337	13,448	$23.85	$28.50	$35.24
Granted	2,125	2,955	1,930	$52.92	$54.24	$49.77
Exercised	(2,324)	(1,944)	(2,712)	$22.83	$21.80	$20.56
Expired	(602)	—	—	$26.97	—	—
Forfeited	(54)	(900)	(64)	$27.89	$26.69	$44.79

Outstanding at December 31,	13,337	13,448	*)12,602	$28.50	$35.24	$40.58

Exercisable at December 31,	8,429	8,530	8,001	$24.21	$28.20	$35.22

*)	As of December 31, 2013 , approximately 12.5 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Summary of Options Outstanding and Aggregate Intrinsic Value

	Year ended December 31, 2013
	Options	Aggregate intrinsic value
	In thousands
Outstanding at beginning of year	13,448	$196,927

Granted	1,930
Exercised	(2,712)
Forfeited	(64)

Outstanding as of December 31,	12,602	$301,449

Exercisable as of December 31,	8,001	$234,287

Summary of Restricted Stock Units Award Activity

The following table summarizes information relating to RSUs, as well as changes to such awards during 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013
	Number in thousands
Outstanding at beginning of year	1,254	1,111	980
Granted	389	395	394
Vested	(425)	(415)	(359)
Forfeited	(107)	(111)	(108)

Outstanding as of December 31,	1,111	980	907

Summary of Options Outstanding by Exercise Price Range

The options outstanding as of December 31, 2013, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
6.08-6.08	1	0.13	6.08	1	0.13	6.08
21.53-21.95	112	2.16	21.89	112	2.16	21.89
23.46-24.01	2,527	1.11	23.81	2,527	1.11	23.81
26.47 -26.47	1,100	2.57	26.47	1,100	2.57	26.47
26.77-29.49	1,830	3.40	29.22	1,410	3.45	29.37
32.31-35.79	209	3.24	35.07	108	3.25	35.21
42.85 -49.5	1,904	6.42	49.26	448	6.36	49.13
51.98-53.05	2,010	4.38	52.92	1,240	4.38	52.96
53.67-58.49	2,910	5.39	54.54	1,056	5.41	54.13

6.08-58.49	12,602	3.93	40.58	8,001	3.14	35.22